INCOME AND SOCIAL CONTRIBUTION TAXES - Estimated recovery and reversal of income and social contributions tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	R$ 3,054,393	R$ 3,407,230	R$ 4,307,462	R$ 2,567,189
Non-current liabilities	(82,686)	(395,436)	R$ (914,475)	R$ (944,546)
Next 12 months
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	326,356	512,422
Non-current liabilities	(2,680)	(2,283)
Year Two
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	198,590	391,384
Non-current liabilities	(6,116)	(89,052)
Year Three
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	400,597	364,030
Non-current liabilities	(6,498)	(56,006)
Year Four
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	369,857	535,937
Non-current liabilities	(4,745)	(154,664)
After Year Four
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	1,758,993
Non-current liabilities	R$ (62,647)
Year Five
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets		499,984
Non-current liabilities		(14,496)
After year 5
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets		1,103,473
Non-current liabilities		R$ (78,935)